SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SEGMENT REPORTING
Number of operating segments	5	5
Total revenue	¥ 35,175,889	$ 5,052,700	¥ 27,960,979	¥ 19,989,562
Cost of revenue	33,216,863	4,771,304	26,519,842	19,504,011
Gross profit	1,959,026	281,396	1,441,137	485,551
Express delivery
SEGMENT REPORTING
Cost of revenue	20,779,992	2,984,859	16,915,801	12,435,550
Freight delivery
SEGMENT REPORTING
Cost of revenue	4,934,937	708,859	3,946,032	3,362,652
Supply chain management
SEGMENT REPORTING
Cost of revenue	2,052,006	294,752	1,970,105	1,502,570
Store+
SEGMENT REPORTING
Cost of revenue	2,495,503	358,457	2,589,883	2,072,912
Other
SEGMENT REPORTING
Cost of revenue	2,954,425	424,377	1,098,021	130,327
Operating segment | Express delivery
SEGMENT REPORTING
Total revenue	21,839,107	3,136,991	17,740,176	12,850,067
Cost of revenue	21,150,925	3,038,140	16,953,251	12,508,090
Gross profit	688,182	98,851	786,925	341,977
Operating segment | Freight delivery
SEGMENT REPORTING
Total revenue	5,233,542	751,751	4,115,606	3,178,850
Cost of revenue	4,997,270	717,813	3,963,172	3,363,457
Gross profit	236,272	33,938	152,434	(184,607)
Operating segment | Supply chain management
SEGMENT REPORTING
Total revenue	2,381,848	342,131	2,326,487	1,854,356
Cost of revenue	2,270,514	326,139	2,224,749	1,746,999
Gross profit	111,334	15,992	101,738	107,357
Operating segment | Store+
SEGMENT REPORTING
Total revenue	2,817,202	404,666	2,845,141	2,226,034
Cost of revenue	2,495,503	358,457	2,590,022	2,072,912
Gross profit	321,699	46,209	255,119	153,122
Operating segment | Other
SEGMENT REPORTING
Total revenue	4,398,603	631,820	2,759,499	649,784
Cost of revenue	3,611,969	518,827	2,609,846	573,581
Gross profit	786,634	112,993	149,653	76,203
Inter-segment
SEGMENT REPORTING
Total revenue	(1,494,413)	(214,659)	(1,825,930)	(769,529)
Cost of revenue	(1,309,318)	(188,072)	(1,821,198)	(761,028)
Gross profit	¥ (185,095)	$ (26,587)	¥ (4,732)	¥ (8,501)